Income Taxes - Valuation Allowances (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning of year				$ 45.7				$ 40.1	$ 45.7	$ 40.1	$ 32.4
Expiring tax credits									(0.4)	(0.3)	(0.5)
Acquisitions and dispositions									(0.3)	0.0	(1.0)
Changes in judgment about deferred tax assets(a)									2.6	1.5	1.9
Income from continuing operations	$ 14.5	$ 24.5	$ 0.3	(3.1)	$ (3.2)	$ 7.7	$ (13.0)	(0.6)	36.2	(9.1)	(54.8)
Income from discontinued operations	(1.7)	$ 0.0	$ 0.0	$ 0.0	(0.4)	$ (0.1)	$ 0.1	$ (2.4)	(1.7)	(2.8)	(29.1)
Other comprehensive loss									(15.8)	(103.4)	(181.5)
Foreign currency exchange effects									(8.5)	(4.3)	(2.9)
End of year	62.8				45.7				62.8	45.7	40.1
Retained earnings	576.0				$ 561.3				576.0	561.3
Valuation Allowance of Deferred Tax Assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Income from continuing operations									20.5	8.4	6.3
Income from discontinued operations									0.0	0.0	3.3
Other comprehensive loss									0.7	0.3	0.6
Retained earnings									2.5	$ 0.0	$ 0.0
Retained earnings	$ 2.5								2.5
Continuing operations
Movement in Valuation Allowances and Reserves [Roll Forward]
Changes in judgment about deferred tax assets(a)									$ 14.7